Taxation (Details) - Schedule of components of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 19,814	$ 14,808	$ 9,416
Accrued expenses and others	(3,010)	427	414
Less: valuation allowance	(16,804)	(15,235)	(9,830)
Net deferred tax assets